SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details Abstract
Cash	$ 57,739	$ 186,722	$ 342,041	$ 784,525
Restricted Cash	286,043	$ 198,943	189,012	$ 141,102
Total cash and restricted cash presented in the consolidated statement of cash flows	$ 343,782		$ 531,053